STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total		Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)
Stockholders' Equity at Apr. 27, 2008
Stock issued during period, Value, founder shares	$ 2,200		$ 5,280	$ (3,080)	$ 0
Stock issued during period, Shares, founder shares	5,280,000		5,280,000	0	0
Stock issued during period, Value	112,250		60	112,190	0
Stock issued during period, Shares	59,760		59,760	0	0
Stock issued during period, Value, services	3,505,131		1,781	3,503,350	0
Stock issued during period, Shares, services	1,780,876		1,780,876	0	0
Cancellation of common stock, Value	0		(1,800)	1,800	0
Cancellation of common stock, Shares	(1,800,000)		(1,800,000)	0	0
Adjustments to paid in capital other	300,870	[1]	0	300,870	0
Stock issued during period, Value, acquisitions	2,199,375		5,620	2,193,755	0
Stock issued during period, Shares, acquisitions	5,620,000		5,620,000	0	0
Stock issued during period, Value, conversion of notes	124,021		1,895	122,125	0
Stock issued during period, Shares, conversion of notes	1,894,844		1,894,844	0	0
Net income (loss) qualified	(6,331,018)		0	0	(6,331,018)
Stockholders' Equity at Jul. 31, 2011	(87,171)		12,836	6,231,010	(6,331,018)
Shares issued, at Jul. 31, 2011	12,835,480		12,835,480	0	0
Adjustments to paid in capital other	77,354	[2]	0	77,354	0
Stock issued during period, Value, conversion of notes	194,878		93,381	101,497	0
Stock issued during period, Shares, conversion of notes	93,380,714		93,380,714	0	0
Net income (loss) qualified	(386,035)		0	0	(386,034)
Stockholders' Equity at Apr. 30, 2012	$ (200,975)		$ 106,216	$ 6,409,861	$ (6,717,052)
Shares issued, at Apr. 30, 2012	106,216,194		106,216,194	0	0

[1]	Expenses paid by shareholder
[2]	Beneficial conversion feature-notes payable